Document and Entity Information	May 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708493
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	Harpoon Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38800
Entity Tax Identification Number	47-3458693
Entity Address, Address Line One	131 Oyster Point Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	443-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	HARP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false